Note 26 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
	2016	2015	2014
Segment operating income (loss)	392	488	(1,736)
Financial income (expense), net	3,949	(2,094)	1,771
Foreign Currency exchange (losses) gains, net	103	699	(431)
Other income (expense), net	-	-	-
Income tax (expense) credit	(602)	(759)	(116)
Consolidated net profit (loss)	3,842	(1,667)	(512)

Schedule of Segment Reporting Information, by Segment [Table Text Block]
	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2016
Sales of goods	9,382	14,664	-	-	24,045
Sales of RPPs & leases	3,547	1,359	-	-	4,906
Sales of spare parts and services	862	5,766	-	-	6,628
Total sales	13,791	21,789	-	-	35,579
External other revenues	28	4	-	-	32
Total revenues	13,819	21,792			35,611
Total COS	(5,710)	(13,490)	-	-	(19,200)
Gross margin	8,109	8,302	-	-	16,411
R&D	(2,452)	(1,416)	-	-	(3,868)
Selling and marketing expenses	(3,888)	(4,968)	-	-	(8,856)
G&A	(804)	(1,177)	(1,315)	-	(3,296)
Total expenses	(7,144)	(7,560)	(1,315)	1	(16,019)
Operating income (loss)	964	742	(1,315)	1	392
Total Assets	11,680	24,202	10,709	-	46,591
Capital expenditures	1,013	608	-	-	1,621
Long-lived assets	1,775	3,812	192	-	5,779
Goodwill	645	1,767	-	-	2,412
	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2015
Sales of goods	4,878	17,027	-	-	21,906
Sales of RPPs & leases	2,908	1,501	-	-	4,408
Sales of spare parts and services	658	5,246	-	-	5,904
Total sales	8,444	23,774	-	-	32,218
External other revenues	32	3	-	-	35
Total revenues	8,476	23,777	-	-	32,253
Total COS	(3,636)	(14,832)	-	-	(18,468)
Gross margin	4,841	8,945	-	-	13,785
R&D	(1,387)	(992)	-	(311)	(2,690)
Selling and marketing expenses	(2,284)	(5,122)	-		(7,406)
G&A	(646)	(1,192)	(1,363)		(3,202)
Total expenses	(4,318)	(7,306)	(1,363)	(311)	(13,298)
Operating income (loss)	523	1,639	(1,363)	(311)	488
Total Assets	9,619	25,818	3,144	-	38,581
Capital expenditures	457	207	-	-	664
Long-lived assets	1,437	3,320	192	-	4,949
Goodwill	645	1,767	-	-	2,412
	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2014
Sales of goods	5,270	11,625	-	-	16,895
Sales of RPPs & leases	2,170	1,787	-	-	3,957
Sales of spare parts and services	760	4,640	-	-	5,400
Total sales	8,200	18,052	-	-	26,252
External other revenues	518	15	-	-	533
Total revenues	8,718	18,067	-	-	26,785
Total COS	(3,683)	(11,901)	-	-	(15,584)
Gross margin	5,035	6,166	-	-	11,201
R&D	(1,062)	(646)	-	(1,224)	(2,932)
Selling and marketing expenses	(2,151)	(4,527)	-	-	(6,678)
G&A	(660)	(1,153)	(1,514)	-	(3,328)
Total expenses	(3,874)	(6,326)	(1,514)	(1,224)	(12,937)
Operating income (loss)	1,162	(160)	(1,514)	(1,224)	(1,736)
Total Assets	7,468	20,778	3,715	193	32,154
Capital expenditures	464	569	-	-	1,033
Long-lived assets	1,410	3,300	192	-	4,902
Goodwill	645	1,767	-	-	2,412